CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Millions	Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2024	$ (473.2)	$ 5,403.1	$ (6,944.0)	$ 1,067.7	$ 158.8	$ (314.4)
Exercise of share options		16.6		(16.6)
Share-based payment expense	14.0			14.0		14.0
Total transactions with owners	14.0	16.6		(2.6)		14.0
Income/(loss) for the period	68.5		68.5		(5.5)	63.0	[1]
Other comprehensive (loss)/income	119.9			119.9	19.1	139.0	[1]
Total comprehensive income/(loss)	188.4		68.5	119.9	13.6	202.0	[1]
Ending balance, Equity at Jun. 30, 2025	(270.8)	5,419.7	(6,875.5)	1,185.0	172.4	(98.4)
Beginning balance, Equity at Dec. 31, 2025	(251.3)	5,419.7	(6,800.4)	1,129.4	161.5	(89.8)
Non-controlling interests derecognized on disposal					(180.7)	(180.7)
Exercise of share options		20.6		(20.6)
Share-based payment expense	40.7			40.7		40.7
Other movements	14.2			14.2		14.2
Total transactions with owners	54.9	20.6		34.3	(180.7)	(125.8)
Income/(loss) for the period	67.0		67.0		2.5	69.5
Other comprehensive (loss)/income	(52.3)			(52.3)	15.8	(36.5)
Total comprehensive income/(loss)	14.7		67.0	(52.3)	18.3	33.0
Ending balance, Equity at Jun. 30, 2026	$ (181.7)	$ 5,440.3	$ (6,733.4)	$ 1,111.4	$ (0.9)	$ (182.6)

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information